INCOME TAXES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
Provision for income taxes is as follows:

	Three	Three	Six	Six
	months ended	months ended	months ended	months ended
	June 30, 2013	June 30, 2012	June 30, 2013	June 30, 2012

Income tax provision
- SIAF	$-	$-	$-	$-
- CA, CS and CH	-	-	-	-
- TRW	-	-	-	-
- MEIJI and APWAM	-	-	-	-
- JHST, JHMC, JFD, HSA and SJAP	-	-	-	-
Deferred tax provision	-	-	-	-
	$-	$-	$-	$-

	2012	2011

SIAF	$-	$-
CA, CS and CH	-	-
TRW	-	-
MEIJI and APWAM	-	-
JHST, JFD, JHMC and SJAP	-	-
HSA	-	31
	$-	$31